Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 40,758	$ 44,763
Finance lease obligations	27,736	27,220
Stock-based compensation	2,872	3,393
Other	1,990	682
Subtotal	73,356	76,058
Less: valuation allowance	(391)	(881)
Deferred tax assets, net of valuation allowance	72,965	75,177
Deferred tax liabilities:
Contract assets	1,524	4,805
Property, plant and equipment	117,768	106,104
Other	1,461	1,114
Deferred tax liabilities, gross	120,753	112,023
Net deferred income tax liability	47,788	36,846
Classified as:
Deferred tax asset	16,407	15,655
Deferred tax liability	(64,195)	(52,501)
Net deferred income tax liability	$ (47,788)	$ (36,846)